UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sandler Capital Management

Address:  711 Fifth Avenue
          15th Floor
          New York, New York 10022


13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Sandler
Title:    Managing Director
Phone:    212-754-8100


Signature, Place and Date of Signing:


 /s/ Andrew Sandler               New York, New York          November 16, 2007
----------------------       -------------------------   -----------------------
     [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    86

Form 13F Information Table Value Total:    $793,797
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number            Name
---             --------------------            ----

1.              28-10539                        Sandler Associates
2.              28-10540                        Sandler Offshore Fund, Inc.
3.              28-12338                        Sandler Plus Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                      Sandler Capital Management
                                                          September 30, 2007

COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6       COLUMN 7    COLUMN 8

                               TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS   SOLE  SHARED   NONE
--------------                 --------         -----       --------  -------   --- ----  ----------      ----   ----  ------   ----
ACTIVISION INC NEW             COM NEW          004930202    6,045     280000   SH        SHARED-DEFINED  1,2,3  0      280000  0
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100    8,869     253900   SH        SHARED-DEFINED  1,2,3  0      253900  0
AERCAP HOLDINGS  NV            SHS              N00985106      284      11400   SH        SHARED-DEFINED  1,2,3  0       11400  0
AGILENT TECHNOLOGIES INC       COM              00846U101   17,452     473200   SH        SHARED-DEFINED  1,2,3  0      473200  0
ALVARION LTD                   SHS              M0861T100    1,570     108100   SH        SHARED-DEFINED  1,2,3  0      108100  0
AMR CORP                       NOTE 4.500% 2/1  001765BB1    1,522    1270645   PRN       SHARED-DEFINED  1,2,3  0     1270645  0
ANSYS INC                      COM              03662Q105    7,873     230400   SH        SHARED-DEFINED  1,2,3  0      230400  0
AT&T INC                       COM              00206R102      848      20042   SH        SHARED-DEFINED  1,2,3  0       20042  0
AVID TECHNOLOGY INC            COM              05367P100    7,731     285500   SH  PUT   SHARED-DEFINED  1,2,3  0      285500  0
BARD C R INC                   COM              067383109    7,417      84100   SH        SHARED-DEFINED  1,2,3  0       84100  0
BHP BILLITON LTD               SPONSORED ADR    088606108   13,904     176900   SH        SHARED-DEFINED  1,2,3  0      176900  0
BIO RAD LABS INC               CL A             090572207    3,656      40400   SH        SHARED-DEFINED  1,2,3  0       40400  0
BOLT TECHNOLOGY CORP           COM              097698104    5,026     153900   SH        SHARED-DEFINED  1,2,3  0      153900  0
BOWATER INC                    COM              102183100    4,476     300000   SH  PUT   SHARED-DEFINED  1,2,3  0      300000  0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109   62,975    1802380   SH        SHARED-DEFINED  1,2,3  0     1802380  0
CHARLES RIV LABS INTL INC      COM              159864107    7,097     126400   SH        SHARED-DEFINED  1,2,3  0      126400  0
CHARLES RIV LABS INTL INC      COM              159864107   13,195     235000   SH  CALL  SHARED-DEFINED  1,2,3  0      235000  0
CHART INDS INC                 COM PAR $0.01    16115Q308    3,859     120000   SH        SHARED-DEFINED  1,2,3  0      120000  0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    5,857     232600   SH        SHARED-DEFINED  1,2,3  0      232600  0
CISCO SYS INC                  COM              17275R102   13,282     400900   SH        SHARED-DEFINED  1,2,3  0      400900  0
CLEAN HARBORS INC              COM              184496107    6,892     154800   SH        SHARED-DEFINED  1,2,3  0      154800  0
COGENT INC                     COM              19239Y108    3,514     224100   SH        SHARED-DEFINED  1,2,3  0      224100  0
CVS CAREMARK CORPORATION       COM              126650100    8,180     206400   SH        SHARED-DEFINED  1,2,3  0      206400  0
DELTA AIR LINES INC DEL        COM NEW          247361702      820      45700   SH        SHARED-DEFINED  1,2,3  0       45700  0
DENTSPLY INTL INC NEW          COM              249030107    6,200     148900   SH        SHARED-DEFINED  1,2,3  0      148900  0
DIAMONDS TR                    UNIT SER 1       252787106    1,195       8600   SH        SHARED-DEFINED  1,2,3  0        8600  0
DIONEX CORP                    COM              254546104   21,454     270000   SH        SHARED-DEFINED  1,2,3  0      270000  0
DOWNEY FINL CORP               COM              261018105    7,081     122500   SH  PUT   SHARED-DEFINED  1,2,3  0      122500  0
EBAY INC                       COM              278642103    8,249     211400   SH        SHARED-DEFINED  1,2,3  0      211400  0
EMERSON ELEC CO                COM              291011104    5,487     103100   SH        SHARED-DEFINED  1,2,3  0      103100  0
EXELON CORP                    COM              30161N101    7,913     105000   SH        SHARED-DEFINED  1,2,3  0      105000  0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106      853      40000   SH        SHARED-DEFINED  1,2,3  0       40000  0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106    3,624     170000   SH  PUT   SHARED-DEFINED  1,2,3  0      170000  0
GATEHOUSE MEDIA INC            COM              367348109    1,186      93000   SH  PUT   SHARED-DEFINED  1,2,3  0       93000  0
GENERAL CABLE CORP DEL NEW     COM              369300108    4,027      60000   SH        SHARED-DEFINED  1,2,3  0       60000  0
GENERAL DYNAMICS CORP          COM              369550108    7,602      90000   SH        SHARED-DEFINED  1,2,3  0       90000  0
GENERAL ELECTRIC CO            COM              369604103   42,567    1028200   SH        SHARED-DEFINED  1,2,3  0     1028200  0
GLOBAL CROSSING LTD            SHS NEW          G3921A175      240      11400   SH        SHARED-DEFINED  1,2,3  0       11400  0
NEON COMMUNICATIONS GROUP IN   COM              64050T101    1,975     403139   SH        SHARED-DEFINED  1,2,3  0      403139  0
HOLOGIC INC                    COM              436440101    6,100     100000   SH        SHARED-DEFINED  1,2,3  0      100000  0
ISHARES TR                     7-10 YR TRS BD   464287440   31,329     373500   SH        SHARED-DEFINED  1,2,3  0      373500  0
INTERNATIONAL FLAVORS&FRAGRA   COM              459506101   26,927     509400   SH        SHARED-DEFINED  1,2,3  0      509400  0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    2,168      50300   SH        SHARED-DEFINED  1,2,3  0       50300  0
ISHARES INC                    MSCI STH AFRCA   464286780   11,293      85000   SH        SHARED-DEFINED  1,2,3  0       85000  0
JEFFERIES GROUP INC NEW        COM              472319102    2,199      79000   SH  PUT   SHARED-DEFINED  1,2,3  0       79000  0
KROGER CO                      COM              501044101    2,282      80000   SH        SHARED-DEFINED  1,2,3  0       80000  0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    6,018      48922   SH        SHARED-DEFINED  1,2,3  0       48922  0
LOCKHEED MARTIN CORP           COM              539830109    5,880      54200   SH        SHARED-DEFINED  1,2,3  0       54200  0
MASTERCARD INC                 CL A             57636Q104   12,503      84500   SH        SHARED-DEFINED  1,2,3  0       84500  0
MEDIS TECHNOLOGIES LTD         COM              58500P107    5,486     422000   SH  PUT   SHARED-DEFINED  1,2,3  0      422000  0
MICROS SYS INC                 COM              594901100    6,195      95200   SH        SHARED-DEFINED  1,2,3  0       95200  0
MIRANT CORP NEW                COM              60467R100    7,729     190000   SH        SHARED-DEFINED  1,2,3  0      190000  0
MONSTER WORLDWIDE INC          COM              611742107    5,535     162500   SH        SHARED-DEFINED  1,2,3  0      162500  0
NAVTEQ CORP                    COM              63936L100    3,953      50700   SH        SHARED-DEFINED  1,2,3  0       50700  0
NAVTEQ CORP                    COM              63936L100    8,265     106000   SH  CALL  SHARED-DEFINED  1,2,3  0      106000  0
NDS GROUP PLC                  SPONSORED ADR    628891103   14,079     281700   SH        SHARED-DEFINED  1,2,3  0      281700  0
NEOGEN CORP                    COM              640491106    4,431     187500   SH        SHARED-DEFINED  1,2,3  0      187500  0
NIKE INC                       CL B             654106103   13,011     221800   SH        SHARED-DEFINED  1,2,3  0      221800  0
OMNIVISION TECHNOLOGIES INC    COM              682128103    1,143      50300   SH        SHARED-DEFINED  1,2,3  0       50300  0
OPNET TECHNOLOGIES INC         COM              683757108    5,307     457500   SH        SHARED-DEFINED  1,2,3  0      457500  0
PERKINELMER INC                COM              714046109   19,831     678900   SH        SHARED-DEFINED  1,2,3  0      678900  0
PERMA-FIX ENVIRONMENTAL SVCS   COM              714157104    1,696     632800   SH        SHARED-DEFINED  1,2,3  0      632800  0
PRA INTL                       COM              69353C101    1,752      59600   SH        SHARED-DEFINED  1,2,3  0       59600  0
PSYCHIATRIC SOLUTIONS INC      COM              74439H108    3,551      90400   SH        SHARED-DEFINED  1,2,3  0       90400  0
RCN CORP                       COM NEW          749361200      352      28600   SH        SHARED-DEFINED  1,2,3  0       28600  0
RED HAT INC                    COM              756577102    5,365     270000   SH  PUT   SHARED-DEFINED  1,2,3  0      270000  0
RESEARCH IN MOTION LTD         COM              760975102   58,953     598200   SH        SHARED-DEFINED  1,2,3  0      598200  0
RESEARCH IN MOTION LTD         COM              760975102   59,130     600000   SH  PUT   SHARED-DEFINED  1,2,3  0      600000  0
RESPIRONICS INC                COM              761230101    5,864     122100   SH        SHARED-DEFINED  1,2,3  0      122100  0
ROCKWELL COLLINS INC           COM              774341101    8,845     121100   SH        SHARED-DEFINED  1,2,3  0      121100  0
SCHWAB CHARLES CORP NEW        COM              808513105    6,480     300000   SH  CALL  SHARED-DEFINED  1,2,3  0      300000  0
SHARPER IMAGE CORP             COM              820013100      909     220000   SH  PUT   SHARED-DEFINED  1,2,3  0      220000  0
STERIS CORP                    COM              859152100    9,098     332900   SH        SHARED-DEFINED  1,2,3  0      332900  0
STERLITE INDS INDIA LTD        ADS              859737207    4,625     250000   SH        SHARED-DEFINED  1,2,3  0      250000  0
SYNAPTICS INC                  COM              87157D109    6,686     140000   SH  CALL  SHARED-DEFINED  1,2,3  0      140000  0
TARGET CORP                    COM              87612E106    4,539      71400   SH        SHARED-DEFINED  1,2,3  0       71400  0
TERRESTAR CORP                 COM              881451108      837      86920   SH        SHARED-DEFINED  1,2,3  0       86920  0
THOMAS & BETTS CORP            COM              884315102    5,864     100000   SH        SHARED-DEFINED  1,2,3  0      100000  0
TEXTRON INC                    COM              883203101   12,125     194900   SH        SHARED-DEFINED  1,2,3  0      194900  0
USANA HEALTH SCIENCES INC      COM              90328M107   21,744     497000   SH  PUT   SHARED-DEFINED  1,2,3  0      497000  0
VAIL RESORTS INC               COM              91879Q109   11,667     187300   SH        SHARED-DEFINED  1,2,3  0      187300  0
VEOLIA ENVIRONNEMENT           SPONSORED ADR    92334N103    7,322      85000   SH        SHARED-DEFINED  1,2,3  0       85000  0
VIMICRO INTL CORP              ADR              92718N109    2,632     495700   SH        SHARED-DEFINED  1,2,3  0      495700  0
WALGREEN CO                    COM              931422109    7,355     155700   SH        SHARED-DEFINED  1,2,3  0      155700  0
YAHOO INC                      COM              984332106    5,369     200000   SH  CALL  SHARED-DEFINED  1,2,3  0      200000  0
YRC WORLDWIDE INC              COM              984249102    7,376     270000   SH  CALL  SHARED-DEFINED  1,2,3  0      270000  0


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